SHARE-BASED COMPENSATION (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year-to-date period from
	January 1 to December 31, 2020		January 1 to December 31, 2019		June 7 to December 31, 2018
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	1,502,690	$10.25	725,200	$10.94	-	$-
Granted	1,194,905	$5.30	1,184,000	$9.86	725,200	$10.94
Vested and issued	(590,264)	$10.18	(290,510)	$10.27	-	$-
Forfeited	(68,669)	$9.55	(116,000)	$10.59	-	$-
Unvested at End of Period	2,038,662	$7.38	1,502,690	$10.25	725,200	$10.94

SCHEDULE OF STOCK-BASED COMPENSATION

	Period from
	January 1	January 1	June 7
	to December 31,	to December 31,	to December 31,
	2020	2019	2018

Cost of Services	$3,521	$2,392	$517
Selling, general and administrative expenses	4,311	3,262	517
Net cost	$7,832	$5,654	$1,034